Capital Stock	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Stock [Abstract]
Capital Stock

15.	Capital Stock

(a)	Authorized
The Company has authorized share capital of an unlimited number of common voting shares, an unlimited number of Class A common shares and an unlimited number of preferred shares. The preferred shares may be issued in one or more series, and the directors may fix prior to each series issued, the designation, rights, privileges, restrictions and conditions attached to each series of preferred shares.

(b)	Shares issued and outstanding
Shares issued and outstanding are as follows:

	Number of Common Shares	Amount
Balance, December 31, 2019	10,804,013	$85,364
Shares repurchased and cancelled under a normal course issuer bid (1)	(552,700)	(4,447)

Balance, December 31, 2020	10,251,313	$80,917

Balance, December 31, 2021	10,251,313	$80,917

(1)
On May 30, 2019, the Company announced that the
TSX-V
accepted the Company’s notice of intention to make an additional normal course issuer bid (the “2019 NCIB”). Under the terms of the 2019 NCIB, the Company may acquire up to an aggregate of 761,141 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2019 NCIB is in place. The 2019 NCIB commenced on May 30, 2019 and ended on May 29, 2020. During the year ended December 31,
2019 the Company
recorded $1,810 directly in its deficit representing the difference between the aggregate price paid for these common
share and
a
reduction of the Company’s share capital totaling $5,955
. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.

On June 29, 2020, the Company announced that the
TSX-V
accepted the Company’s notice of its intention to make a normal course issuer bid (the “2020 NCIB”). Under the terms of the 2020 NCIB, the Company may acquire up to an aggregate of 533,116 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2020 NCIB will be in place. The 2020 NCIB commenced on June 30, 2020 and will end on June 29, 2021, or on such earlier date as the Company may complete its maximum purchases allowed under the 2020 NCIB.
During the year ended December 31, 2020, the Company repurchased and cancelled 552,700 common shares as a result of the 2019 NCIB and 2020 NCIB. The aggregate price paid during the year ended December 31, 2020 for these common shares totaled $522 and the Company recorded $3,925 directly in its deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $4,447.

(c)	Stock option plan
The Company has a stock option plan which is administered by the Board of Directors of the Company with stock options granted to directors, management, employees and consultants as a form of compensation. The number of common shares reserved for issuance of stock options is limited to a maximum of 2,934,403 common shares of the Company at any time. The stock options generally have a maximum term of between five and ten years and vest within a five-year period from the date of grant.
Changes in the number of options outstanding during the year ended December 31, 2021 is as follows:

Year ended December 31, 2021	Options	Weighted average exercise price
Balance, beginning of period	1,326,958	$3.67
Granted	90,000	1.10
Forfeited, cancelled or expired	(609,808)	(2.99)

Balance, end of period	807,150	$3.73

Options exercisable, end of period	706,750	$3.49

Changes in the number of options outstanding during the years ended December 31, 2020 and 2019 are as follows:

Year ended December 31	2020		2019
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,428,408	$3.67	1,394,642	$3.91
Granted	—	—	262,000	4.95
Exercised	—	—	(8,001)	(2.45)
Forfeited, cancelled or expired	(101,450)	(5.06)	(220,233)	(6.75)

Balance, end of period	1,326,958	$3.67	1,428,408	$3.67

Options exercisable, end of period	1,110,958	$3.12	1,059,308	$2.88

Options outstanding at December 31, 2021 consist of the following:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	185,000	1.35 years	$0.30	185,000
$0.31 - $1.50	90,000	4.58 years	$1.10	90,000
$1.51 - $3.00	100,900	3.01 years	$1.90	100,900
$3.01 - $5.00	201,000	2.49 years	$4.95	120,600
$5.01 - $7.30	230,250	1.02 years	$7.24	210,250

$0.30 - $7.30	807,150	2.11 years	$3.73	706,750

Compensation expense related to stock options granted during the year or from previous periods under the stock option plan for the year ended December 31, 2021 is $135 (2020 – $317; 2019 – $417). The compensation expense was determined based on the fair value of the options at the date of measurement using the
Black-Scholes
option pricing model. The expected life of stock options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.
The compensation expense for the options granted during the years ended December 31, 2021, 2020 and 2019 was determined based on the fair value of the options at the date of measurement using the
Black-Scholes
option pricing model with the inputs detailed below:

Years ended December 31:	2021	2020	2019
Expected option life	4.6 years	n/a	4.4 years
Risk free interest rate	0.75%	n/a	1.40%
Dividend yield	nil	n/a	nil
Expected volatility	69.03%	n/a	47.10%

( d )	Warrants
On November 17, 2016 in connection with a term loan entered into to fund an acquisition, the Company issued 900,000 warrants to the lenders, exercisable for a
48-month
period following the issuance of the loan at a price of $6.50 per share. These warrants expired on November 17, 2020 without exercise.
Changes in the number of warrants outstanding during the years ended December 31, 2021, 2020, and 2019 are as follows:

Years ended December 31	2021		2020		2019
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of period	—	$—	900,000	$6.50	900,000	$6.50
Expired	—		(900,000)	(6.50)	—	—

Balance, end of period	—	$—	—	$—	900,000	$6.50

Warrants exercisable, end of period	—	$—	—	$—	900,000	$6.50

( e )	Per share amounts
The following table reflects the calculation of basic and diluted loss per share for the years ended December 31, 2021, 2020 and 2019:

Year ended December 31	2021	2020	2019
Basic and diluted net loss	$(0.07)	$(0.64)	$(1.32)

The following table reflects the loss used in the basic and diluted loss per share computations for the years ended December 31, 2021, 2020 and 2019:

Year ended December 31	2021	2020	2019
Net loss	$(727)	$(6,845)	$(19,786)

The following table reflects the share data used in the denominator of the basic and diluted loss per share computations for the years ended December 31, 2021, 2020 and 2019:

Year ended December 31	2021	2020	2019
Weighted average shares outstanding for basic loss per share	10,251,313	10,686,041	14,998,540

Weighted average shares outstanding for diluted loss per share	10,251,313	10,686,041	14,998,540

Effects of dilution from 807,150 stock options (2020 – 1,326,958, 2019 – 1,428,408) were excluded in the calculation of weighted average shares outstanding for diluted loss per share for the year ended December 31, 2021 as they are anti-dilutive. Additionally, for the year ended December 31, 2019, 900,000 warrants were excluded in the calculations of weighted average shares outstanding for diluted loss per as they were anti-dilutive.